STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in Capital	Treasury Shares	Other comprehensive Income (loss)	Accumulated deficit
Shares outstanding, beginning balance (in shares) at Dec. 31, 2019		51,525,919
Total shareholders' equity, beginning balance at Dec. 31, 2019	$ 194,945	$ 94	$ 611,083	$ 0	$ 1,357	$ (417,589)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		4,501,124
Exercise of options, ESPP shares and vesting of RSUs	36,109	$ 13	36,096	0	0	0
Share-based compensation	147,439	0	147,439	0	0	0
Equity Component of Convertible senior notes 2025, net	67,337	$ 0	67,337	0	0	0
Conversion of Convertible senior notes 2023 (in shares)		715
Conversion of Convertible senior notes 2023	179		179	0	0	0
Other comprehensive income	8,049	0	0	0	8,049	0
Net loss	(166,867)	$ 0	0	0	0	(166,867)
Shares outstanding, ending balance (in shares) at Dec. 31, 2020		56,027,758
Total shareholders' equity, ending balance at Dec. 31, 2020	287,191	$ 107	862,134	0	9,406	(584,456)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Early adoption of ASU 2020-06 as of January 1, 2021	(162,185)	$ 0	(215,712)	0	0	53,527
Exercise of options, ESPP shares and vesting of RSUs (in shares)		1,560,797
Exercise of options, ESPP shares and vesting of RSUs	47,451	$ 5	47,446	0	0	0
Share-based compensation	221,980	$ 0	221,980	0	0	0
Treasury Shares (in shares)		(895,136)
Treasury Shares	(200,000)	$ (3)	0	(199,997)	0	0
Conversion of Convertible senior notes 2023 (in shares)		560,770
Conversion of Convertible senior notes 2023	78,949	$ 2	78,947	0	0	0
Other comprehensive income	(10,462)	0	0	0	(10,462)	0
Net loss	(117,209)	$ 0	0	0	0	(117,209)
Shares outstanding, ending balance (in shares) at Dec. 31, 2021		57,254,189
Total shareholders' equity, ending balance at Dec. 31, 2021	145,715	$ 111	994,795	(199,997)	(1,056)	(648,138)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		1,824,084
Exercise of options, ESPP shares and vesting of RSUs	42,710	$ 5	42,705	0	0	0
Share-based compensation	237,468	$ 0	237,468	0	0	0
Treasury Shares (in shares)		(2,772,811)
Treasury Shares	(231,873)	$ (8)	0	(231,865)	0	0
Other comprehensive income	(32,399)	0	0	0	(32,399)	0
Net loss	(424,863)	$ 0	0	0	0	(424,863)
Shares outstanding, ending balance (in shares) at Dec. 31, 2022		56,305,462
Total shareholders' equity, ending balance at Dec. 31, 2022	$ (263,242)	$ 108	$ 1,274,968	$ (431,862)	$ (33,455)	$ (1,073,001)